Shareholder Report, Holdings (Details)	Dec. 31, 2024
AST ClearBridge Dividend Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST ClearBridge Dividend Growth Portfolio | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
AST ClearBridge Dividend Growth Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
AST ClearBridge Dividend Growth Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
AST ClearBridge Dividend Growth Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AST ClearBridge Dividend Growth Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AST ClearBridge Dividend Growth Portfolio | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
AST ClearBridge Dividend Growth Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
AST ClearBridge Dividend Growth Portfolio | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AST ClearBridge Dividend Growth Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AST ClearBridge Dividend Growth Portfolio | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AST ClearBridge Dividend Growth Portfolio | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AST ClearBridge Dividend Growth Portfolio | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AST ClearBridge Dividend Growth Portfolio | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AST ClearBridge Dividend Growth Portfolio | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST ClearBridge Dividend Growth Portfolio | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST ClearBridge Dividend Growth Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AST ClearBridge Dividend Growth Portfolio | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AST ClearBridge Dividend Growth Portfolio | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AST ClearBridge Dividend Growth Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST ClearBridge Dividend Growth Portfolio | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST ClearBridge Dividend Growth Portfolio | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST ClearBridge Dividend Growth Portfolio | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST ClearBridge Dividend Growth Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST ClearBridge Dividend Growth Portfolio | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST ClearBridge Dividend Growth Portfolio | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST ClearBridge Dividend Growth Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST ClearBridge Dividend Growth Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST ClearBridge Dividend Growth Portfolio | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST ClearBridge Dividend Growth Portfolio | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST ClearBridge Dividend Growth Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST ClearBridge Dividend Growth Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST ClearBridge Dividend Growth Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST ClearBridge Dividend Growth Portfolio | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST ClearBridge Dividend Growth Portfolio | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[1]
AST ClearBridge Dividend Growth Portfolio | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
AST ClearBridge Dividend Growth Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
AST Cohen & Steers Realty Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Cohen & Steers Realty Portfolio | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
AST Cohen & Steers Realty Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
AST Cohen & Steers Realty Portfolio | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
AST Cohen & Steers Realty Portfolio | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.30%
AST Cohen & Steers Realty Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
AST Cohen & Steers Realty Portfolio | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
AST Cohen & Steers Realty Portfolio | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
AST Cohen & Steers Realty Portfolio | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
AST Cohen & Steers Realty Portfolio | Casinos & Gaming [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST Cohen & Steers Realty Portfolio | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Cohen & Steers Realty Portfolio | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Cohen & Steers Realty Portfolio | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST Emerging Markets Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Emerging Markets Equity Portfolio | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AST Emerging Markets Equity Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AST Emerging Markets Equity Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
AST Emerging Markets Equity Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Emerging Markets Equity Portfolio | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
AST Emerging Markets Equity Portfolio | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AST Emerging Markets Equity Portfolio | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Emerging Markets Equity Portfolio | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AST Emerging Markets Equity Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Emerging Markets Equity Portfolio | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Emerging Markets Equity Portfolio | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
AST Emerging Markets Equity Portfolio | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Emerging Markets Equity Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Emerging Markets Equity Portfolio | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Emerging Markets Equity Portfolio | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Emerging Markets Equity Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Emerging Markets Equity Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Emerging Markets Equity Portfolio | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST Emerging Markets Equity Portfolio | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
AST Emerging Markets Equity Portfolio | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
AST Emerging Markets Equity Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
AST Emerging Markets Equity Portfolio | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST Emerging Markets Equity Portfolio | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Emerging Markets Equity Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST Emerging Markets Equity Portfolio | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Emerging Markets Equity Portfolio | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Emerging Markets Equity Portfolio | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Emerging Markets Equity Portfolio | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Emerging Markets Equity Portfolio | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Emerging Markets Equity Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Emerging Markets Equity Portfolio | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Emerging Markets Equity Portfolio | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Emerging Markets Equity Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Emerging Markets Equity Portfolio | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Emerging Markets Equity Portfolio | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Emerging Markets Equity Portfolio | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Emerging Markets Equity Portfolio | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Emerging Markets Equity Portfolio | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
AST Emerging Markets Equity Portfolio | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AST International Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST International Equity Portfolio | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AST International Equity Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST International Equity Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
AST International Equity Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
AST International Equity Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST International Equity Portfolio | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
AST International Equity Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST International Equity Portfolio | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST International Equity Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
AST International Equity Portfolio | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST International Equity Portfolio | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST International Equity Portfolio | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST International Equity Portfolio | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST International Equity Portfolio | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST International Equity Portfolio | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST International Equity Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST International Equity Portfolio | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST International Equity Portfolio | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST International Equity Portfolio | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST International Equity Portfolio | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST International Equity Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST International Equity Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST International Equity Portfolio | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST International Equity Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST International Equity Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST International Equity Portfolio | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST International Equity Portfolio | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
AST International Equity Portfolio | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST International Equity Portfolio | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST International Equity Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST International Equity Portfolio | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AST International Equity Portfolio | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST International Equity Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AST International Equity Portfolio | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST International Equity Portfolio | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST International Equity Portfolio | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST International Equity Portfolio | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST International Equity Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST International Equity Portfolio | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AST International Equity Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST International Equity Portfolio | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST International Equity Portfolio | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST International Equity Portfolio | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST International Equity Portfolio | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST International Equity Portfolio | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
AST International Equity Portfolio | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AST International Equity Portfolio | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST International Equity Portfolio | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST International Equity Portfolio | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST International Equity Portfolio | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST International Equity Portfolio | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Large-Cap Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Large-Cap Equity Portfolio | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST Large-Cap Equity Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
AST Large-Cap Equity Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AST Large-Cap Equity Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AST Large-Cap Equity Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AST Large-Cap Equity Portfolio | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
AST Large-Cap Equity Portfolio | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Large-Cap Equity Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST Large-Cap Equity Portfolio | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Large-Cap Equity Portfolio | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST Large-Cap Equity Portfolio | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
AST Large-Cap Equity Portfolio | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Large-Cap Equity Portfolio | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AST Large-Cap Equity Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Large-Cap Equity Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Large-Cap Equity Portfolio | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
AST Large-Cap Equity Portfolio | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Large-Cap Equity Portfolio | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Large-Cap Equity Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Large-Cap Equity Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Large-Cap Equity Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Large-Cap Equity Portfolio | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Large-Cap Equity Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST Large-Cap Equity Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Large-Cap Equity Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST Large-Cap Equity Portfolio | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST Large-Cap Equity Portfolio | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
AST Large-Cap Equity Portfolio | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
AST Large-Cap Equity Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
AST Large-Cap Equity Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
AST Large-Cap Equity Portfolio | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST Large-Cap Equity Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AST Large-Cap Equity Portfolio | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Large-Cap Equity Portfolio | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Large-Cap Equity Portfolio | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Large-Cap Equity Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST Large-Cap Equity Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Large-Cap Equity Portfolio | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Large-Cap Equity Portfolio | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Large-Cap Equity Portfolio | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Large-Cap Equity Portfolio | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Large-Cap Equity Portfolio | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Large-Cap Equity Portfolio | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Large-Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Large-Cap Growth Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
AST Large-Cap Growth Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Large-Cap Growth Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
AST Large-Cap Growth Portfolio | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
AST Large-Cap Growth Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Large-Cap Growth Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST Large-Cap Growth Portfolio | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AST Large-Cap Growth Portfolio | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Large-Cap Growth Portfolio | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
AST Large-Cap Growth Portfolio | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Large-Cap Growth Portfolio | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST Large-Cap Growth Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Large-Cap Growth Portfolio | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
AST Large-Cap Growth Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Large-Cap Growth Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Large-Cap Growth Portfolio | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Large-Cap Growth Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST Large-Cap Growth Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Large-Cap Growth Portfolio | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AST Large-Cap Growth Portfolio | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
AST Large-Cap Growth Portfolio | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%
AST Large-Cap Growth Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
AST Large-Cap Growth Portfolio | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Large-Cap Growth Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
AST Large-Cap Growth Portfolio | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AST Large-Cap Growth Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Large-Cap Growth Portfolio | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AST Large-Cap Growth Portfolio | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Large-Cap Growth Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Large-Cap Growth Portfolio | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Large-Cap Growth Portfolio | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Large-Cap Growth Portfolio | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Large-Cap Growth Portfolio | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Large-Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Large-Cap Value Portfolio | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
AST Large-Cap Value Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST Large-Cap Value Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AST Large-Cap Value Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
AST Large-Cap Value Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AST Large-Cap Value Portfolio | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AST Large-Cap Value Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AST Large-Cap Value Portfolio | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST Large-Cap Value Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST Large-Cap Value Portfolio | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
AST Large-Cap Value Portfolio | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST Large-Cap Value Portfolio | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Large-Cap Value Portfolio | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Large-Cap Value Portfolio | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST Large-Cap Value Portfolio | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Large-Cap Value Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Large-Cap Value Portfolio | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Large-Cap Value Portfolio | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST Large-Cap Value Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Large-Cap Value Portfolio | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Large-Cap Value Portfolio | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Large-Cap Value Portfolio | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST Large-Cap Value Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Large-Cap Value Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Large-Cap Value Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Large-Cap Value Portfolio | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
AST Large-Cap Value Portfolio | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Large-Cap Value Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST Large-Cap Value Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Large-Cap Value Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST Large-Cap Value Portfolio | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Large-Cap Value Portfolio | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
AST Large-Cap Value Portfolio | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.60%
AST Large-Cap Value Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
AST Large-Cap Value Portfolio | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Large-Cap Value Portfolio | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AST Large-Cap Value Portfolio | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Large-Cap Value Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AST Large-Cap Value Portfolio | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Large-Cap Value Portfolio | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST Large-Cap Value Portfolio | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Large-Cap Value Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Large-Cap Value Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AST Large-Cap Value Portfolio | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Large-Cap Value Portfolio | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Large-Cap Value Portfolio | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Large-Cap Value Portfolio | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Large-Cap Value Portfolio | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Large-Cap Value Portfolio | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Large-Cap Value Portfolio | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Large-Cap Value Portfolio | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Large-Cap Value Portfolio | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Large-Cap Value Portfolio | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Large-Cap Value Portfolio | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST MFS Global Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST MFS Global Equity Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
AST MFS Global Equity Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AST MFS Global Equity Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST MFS Global Equity Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
AST MFS Global Equity Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
AST MFS Global Equity Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AST MFS Global Equity Portfolio | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST MFS Global Equity Portfolio | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST MFS Global Equity Portfolio | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST MFS Global Equity Portfolio | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
AST MFS Global Equity Portfolio | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
AST MFS Global Equity Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST MFS Global Equity Portfolio | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AST MFS Global Equity Portfolio | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST MFS Global Equity Portfolio | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST MFS Global Equity Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AST MFS Global Equity Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST MFS Global Equity Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST MFS Global Equity Portfolio | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
AST MFS Global Equity Portfolio | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
AST MFS Global Equity Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
AST MFS Global Equity Portfolio | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AST MFS Global Equity Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST MFS Global Equity Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
AST MFS Global Equity Portfolio | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AST MFS Global Equity Portfolio | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST MFS Global Equity Portfolio | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST MFS Global Equity Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AST MFS Global Equity Portfolio | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
AST MFS Global Equity Portfolio | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST MFS Global Equity Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST MFS Global Equity Portfolio | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST MFS Global Equity Portfolio | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST MFS Global Equity Portfolio | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AST MFS Global Equity Portfolio | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AST MFS Global Equity Portfolio | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST MFS Global Equity Portfolio | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Small-Cap Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Small-Cap Equity Portfolio | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AST Small-Cap Equity Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
AST Small-Cap Equity Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AST Small-Cap Equity Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
AST Small-Cap Equity Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST Small-Cap Equity Portfolio | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
AST Small-Cap Equity Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Small-Cap Equity Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Small-Cap Equity Portfolio | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
AST Small-Cap Equity Portfolio | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST Small-Cap Equity Portfolio | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Small-Cap Equity Portfolio | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST Small-Cap Equity Portfolio | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Small-Cap Equity Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Small-Cap Equity Portfolio | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Small-Cap Equity Portfolio | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Small-Cap Equity Portfolio | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Small-Cap Equity Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Small-Cap Equity Portfolio | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AST Small-Cap Equity Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AST Small-Cap Equity Portfolio | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Small-Cap Equity Portfolio | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Small-Cap Equity Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Small-Cap Equity Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
AST Small-Cap Equity Portfolio | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
AST Small-Cap Equity Portfolio | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.30%
AST Small-Cap Equity Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
AST Small-Cap Equity Portfolio | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Small-Cap Equity Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Small-Cap Equity Portfolio | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AST Small-Cap Equity Portfolio | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Small-Cap Equity Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AST Small-Cap Equity Portfolio | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST Small-Cap Equity Portfolio | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Small-Cap Equity Portfolio | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Small-Cap Equity Portfolio | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Small-Cap Equity Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Small-Cap Equity Portfolio | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Small-Cap Equity Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AST Small-Cap Equity Portfolio | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST Small-Cap Equity Portfolio | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AST Small-Cap Equity Portfolio | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST Small-Cap Equity Portfolio | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Small-Cap Equity Portfolio | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Small-Cap Equity Portfolio | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Small-Cap Equity Portfolio | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Small-Cap Equity Portfolio | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST T. Rowe Price Natural Resources Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST T. Rowe Price Natural Resources Portfolio | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	85.60%
AST T. Rowe Price Natural Resources Portfolio | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.40%
AST T. Rowe Price Natural Resources Portfolio | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AST T. Rowe Price Natural Resources Portfolio | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST T. Rowe Price Natural Resources Portfolio | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST T. Rowe Price Natural Resources Portfolio | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST T. Rowe Price Natural Resources Portfolio | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST T. Rowe Price Natural Resources Portfolio | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST T. Rowe Price Natural Resources Portfolio | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST T. Rowe Price Natural Resources Portfolio | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST T. Rowe Price Natural Resources Portfolio | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.20%
AST T. Rowe Price Natural Resources Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.20%)
AST Bond Portfolio 2025
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2025 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.50%	[2]
AST Bond Portfolio 2025 | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AST Bond Portfolio 2025 | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
AST Bond Portfolio 2025 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Bond Portfolio 2026
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2026 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%	[2]
AST Bond Portfolio 2026 | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AST Bond Portfolio 2026 | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
AST Bond Portfolio 2026 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST Bond Portfolio 2027
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2027 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.90%	[2]
AST Bond Portfolio 2027 | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AST Bond Portfolio 2027 | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
AST Bond Portfolio 2027 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Bond Portfolio 2028
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2028 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%	[2]
AST Bond Portfolio 2028 | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AST Bond Portfolio 2028 | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
AST Bond Portfolio 2028 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Bond Portfolio 2029
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2029 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%	[2]
AST Bond Portfolio 2029 | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AST Bond Portfolio 2029 | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
AST Bond Portfolio 2029 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST Bond Portfolio 2030
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2030 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%	[2]
AST Bond Portfolio 2030 | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST Bond Portfolio 2030 | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
AST Bond Portfolio 2030 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Bond Portfolio 2031
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2031 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
AST Bond Portfolio 2031 | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Bond Portfolio 2031 | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
AST Bond Portfolio 2031 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Bond Portfolio 2032
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2032 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
AST Bond Portfolio 2032 | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Bond Portfolio 2032 | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
AST Bond Portfolio 2032 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Bond Portfolio 2033
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2033 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%	[2]
AST Bond Portfolio 2033 | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Bond Portfolio 2033 | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
AST Bond Portfolio 2033 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AST Bond Portfolio 2034
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2034 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.90%	[2]
AST Bond Portfolio 2034 | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AST Bond Portfolio 2034 | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.30%
AST Bond Portfolio 2034 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
AST Bond Portfolio 2035
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Bond Portfolio 2035 | Affiliated Fund - AST Target Maturity Central Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.90%	[2]
AST Bond Portfolio 2035 | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Bond Portfolio 2035 | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
AST Bond Portfolio 2035 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AST Core Fixed Income Portfolio
Holdings [Line Items]
Percent of Total Investments	100.00%
AST Core Fixed Income Portfolio | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
AST Core Fixed Income Portfolio | AA [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
AST Core Fixed Income Portfolio | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
AST Core Fixed Income Portfolio | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
AST Core Fixed Income Portfolio | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
AST Core Fixed Income Portfolio | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
AST Core Fixed Income Portfolio | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
AST Core Fixed Income Portfolio | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.30%)
AST Government Money Market Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Government Money Market Portfolio | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
AST Government Money Market Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
AST Government Money Market Portfolio | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
AST Government Money Market Portfolio | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
AST Government Money Market Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
AST High Yield Portfolio
Holdings [Line Items]
Percent of Total Investments	100.00%
AST High Yield Portfolio | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
AST High Yield Portfolio | AA [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
AST High Yield Portfolio | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
AST High Yield Portfolio | BB [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%
AST High Yield Portfolio | B [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
AST High Yield Portfolio | NR [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
AST High Yield Portfolio | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
AST High Yield Portfolio | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
AST Investment Grade Bond Portfolio
Holdings [Line Items]
Percent of Total Investments	100.00%
AST Investment Grade Bond Portfolio | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
AST Investment Grade Bond Portfolio | AA [Member]
Holdings [Line Items]
Percent of Total Investments	48.20%
AST Investment Grade Bond Portfolio | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
AST Investment Grade Bond Portfolio | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
AST Investment Grade Bond Portfolio | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
AST Investment Grade Bond Portfolio | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
AST Investment Grade Bond Portfolio | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
AST Investment Grade Bond Portfolio | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
AST Multi-Sector Fixed Income Portfolio
Holdings [Line Items]
Percent of Total Investments	100.00%
AST Multi-Sector Fixed Income Portfolio | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
AST Multi-Sector Fixed Income Portfolio | AA [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
AST Multi-Sector Fixed Income Portfolio | A [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
AST Multi-Sector Fixed Income Portfolio | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
AST Multi-Sector Fixed Income Portfolio | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
AST Multi-Sector Fixed Income Portfolio | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
AST Multi-Sector Fixed Income Portfolio | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
AST Quantitative Modeling Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Quantitative Modeling Portfolio | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Quantitative Modeling Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AST Quantitative Modeling Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Quantitative Modeling Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AST Quantitative Modeling Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST Quantitative Modeling Portfolio | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
AST Quantitative Modeling Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Quantitative Modeling Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Quantitative Modeling Portfolio | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
AST Quantitative Modeling Portfolio | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Quantitative Modeling Portfolio | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST Quantitative Modeling Portfolio | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Quantitative Modeling Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Quantitative Modeling Portfolio | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST Quantitative Modeling Portfolio | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Quantitative Modeling Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Quantitative Modeling Portfolio | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Quantitative Modeling Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Quantitative Modeling Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Quantitative Modeling Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Quantitative Modeling Portfolio | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST Quantitative Modeling Portfolio | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[1]
AST Quantitative Modeling Portfolio | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.30%
AST Quantitative Modeling Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
AST Quantitative Modeling Portfolio | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Quantitative Modeling Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST Quantitative Modeling Portfolio | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST Quantitative Modeling Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Quantitative Modeling Portfolio | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Quantitative Modeling Portfolio | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Quantitative Modeling Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Quantitative Modeling Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Quantitative Modeling Portfolio | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AST Quantitative Modeling Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Quantitative Modeling Portfolio | Unaffiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AST Quantitative Modeling Portfolio | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AST Quantitative Modeling Portfolio | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AST Quantitative Modeling Portfolio | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Quantitative Modeling Portfolio | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Quantitative Modeling Portfolio | Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Quantitative Modeling Portfolio | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST Quantitative Modeling Portfolio | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST Advanced Strategies Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Advanced Strategies Portfolio | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Advanced Strategies Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AST Advanced Strategies Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Advanced Strategies Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AST Advanced Strategies Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Advanced Strategies Portfolio | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AST Advanced Strategies Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Advanced Strategies Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Advanced Strategies Portfolio | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
AST Advanced Strategies Portfolio | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Advanced Strategies Portfolio | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AST Advanced Strategies Portfolio | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Advanced Strategies Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Advanced Strategies Portfolio | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Advanced Strategies Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Advanced Strategies Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Advanced Strategies Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Advanced Strategies Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Advanced Strategies Portfolio | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Advanced Strategies Portfolio | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[1]
AST Advanced Strategies Portfolio | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
AST Advanced Strategies Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
AST Advanced Strategies Portfolio | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Advanced Strategies Portfolio | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Advanced Strategies Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Advanced Strategies Portfolio | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
AST Advanced Strategies Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Advanced Strategies Portfolio | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Advanced Strategies Portfolio | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Advanced Strategies Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Advanced Strategies Portfolio | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Advanced Strategies Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Advanced Strategies Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
AST Advanced Strategies Portfolio | Unaffiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AST Advanced Strategies Portfolio | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST Advanced Strategies Portfolio | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Advanced Strategies Portfolio | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST Advanced Strategies Portfolio | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Balanced Asset Allocation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Balanced Asset Allocation Portfolio | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Balanced Asset Allocation Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST Balanced Asset Allocation Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Balanced Asset Allocation Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AST Balanced Asset Allocation Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Balanced Asset Allocation Portfolio | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AST Balanced Asset Allocation Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST Balanced Asset Allocation Portfolio | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
AST Balanced Asset Allocation Portfolio | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Balanced Asset Allocation Portfolio | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Balanced Asset Allocation Portfolio | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Balanced Asset Allocation Portfolio | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST Balanced Asset Allocation Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Balanced Asset Allocation Portfolio | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Balanced Asset Allocation Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Balanced Asset Allocation Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Balanced Asset Allocation Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Balanced Asset Allocation Portfolio | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Balanced Asset Allocation Portfolio | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[1]
AST Balanced Asset Allocation Portfolio | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
AST Balanced Asset Allocation Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
AST Balanced Asset Allocation Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Balanced Asset Allocation Portfolio | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
AST Balanced Asset Allocation Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Balanced Asset Allocation Portfolio | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Balanced Asset Allocation Portfolio | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Balanced Asset Allocation Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Balanced Asset Allocation Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Balanced Asset Allocation Portfolio | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Balanced Asset Allocation Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
AST Balanced Asset Allocation Portfolio | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
AST Balanced Asset Allocation Portfolio | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST Balanced Asset Allocation Portfolio | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST Balanced Asset Allocation Portfolio | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Global Bond Portfolio
Holdings [Line Items]
Percent of Total Investments	100.00%
AST Global Bond Portfolio | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
AST Global Bond Portfolio | AA [Member]
Holdings [Line Items]
Percent of Total Investments	29.60%
AST Global Bond Portfolio | A [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
AST Global Bond Portfolio | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
AST Global Bond Portfolio | BB [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
AST Global Bond Portfolio | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
AST Global Bond Portfolio | NR [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
AST Global Bond Portfolio | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(2.80%)
AST Global Bond Portfolio | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
AST Preservation Asset Allocation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Preservation Asset Allocation Portfolio | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Preservation Asset Allocation Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Preservation Asset Allocation Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Preservation Asset Allocation Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST Preservation Asset Allocation Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Preservation Asset Allocation Portfolio | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Preservation Asset Allocation Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Preservation Asset Allocation Portfolio | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
AST Preservation Asset Allocation Portfolio | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Preservation Asset Allocation Portfolio | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Preservation Asset Allocation Portfolio | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Preservation Asset Allocation Portfolio | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Preservation Asset Allocation Portfolio | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[1]
AST Preservation Asset Allocation Portfolio | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
AST Preservation Asset Allocation Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
AST Preservation Asset Allocation Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Preservation Asset Allocation Portfolio | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
AST Preservation Asset Allocation Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Preservation Asset Allocation Portfolio | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Preservation Asset Allocation Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AST Preservation Asset Allocation Portfolio | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Preservation Asset Allocation Portfolio | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
AST Preservation Asset Allocation Portfolio | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST Preservation Asset Allocation Portfolio | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST Preservation Asset Allocation Portfolio | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Preservation Asset Allocation Portfolio | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Prudential Growth Allocation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Prudential Growth Allocation Portfolio | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Prudential Growth Allocation Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
AST Prudential Growth Allocation Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Prudential Growth Allocation Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AST Prudential Growth Allocation Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Prudential Growth Allocation Portfolio | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AST Prudential Growth Allocation Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Prudential Growth Allocation Portfolio | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Prudential Growth Allocation Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AST Prudential Growth Allocation Portfolio | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
AST Prudential Growth Allocation Portfolio | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST Prudential Growth Allocation Portfolio | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AST Prudential Growth Allocation Portfolio | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Prudential Growth Allocation Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Prudential Growth Allocation Portfolio | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AST Prudential Growth Allocation Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Prudential Growth Allocation Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Prudential Growth Allocation Portfolio | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Prudential Growth Allocation Portfolio | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Prudential Growth Allocation Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Prudential Growth Allocation Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Prudential Growth Allocation Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Prudential Growth Allocation Portfolio | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Prudential Growth Allocation Portfolio | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
AST Prudential Growth Allocation Portfolio | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
AST Prudential Growth Allocation Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
AST Prudential Growth Allocation Portfolio | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Prudential Growth Allocation Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST Prudential Growth Allocation Portfolio | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
AST Prudential Growth Allocation Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AST Prudential Growth Allocation Portfolio | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Prudential Growth Allocation Portfolio | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AST Prudential Growth Allocation Portfolio | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Prudential Growth Allocation Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Prudential Growth Allocation Portfolio | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Prudential Growth Allocation Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Prudential Growth Allocation Portfolio | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Prudential Growth Allocation Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AST Prudential Growth Allocation Portfolio | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AST Prudential Growth Allocation Portfolio | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AST Prudential Growth Allocation Portfolio | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST Prudential Growth Allocation Portfolio | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Academic Strategies Asset Allocation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Academic Strategies Asset Allocation Portfolio | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Academic Strategies Asset Allocation Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Academic Strategies Asset Allocation Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Academic Strategies Asset Allocation Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AST Academic Strategies Asset Allocation Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Academic Strategies Asset Allocation Portfolio | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Academic Strategies Asset Allocation Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Academic Strategies Asset Allocation Portfolio | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
AST Academic Strategies Asset Allocation Portfolio | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Academic Strategies Asset Allocation Portfolio | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Academic Strategies Asset Allocation Portfolio | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Academic Strategies Asset Allocation Portfolio | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST Academic Strategies Asset Allocation Portfolio | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Academic Strategies Asset Allocation Portfolio | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Academic Strategies Asset Allocation Portfolio | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Academic Strategies Asset Allocation Portfolio | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[1]
AST Academic Strategies Asset Allocation Portfolio | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
AST Academic Strategies Asset Allocation Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
AST Academic Strategies Asset Allocation Portfolio | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Academic Strategies Asset Allocation Portfolio | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Academic Strategies Asset Allocation Portfolio | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Academic Strategies Asset Allocation Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Academic Strategies Asset Allocation Portfolio | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
AST Academic Strategies Asset Allocation Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Academic Strategies Asset Allocation Portfolio | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Academic Strategies Asset Allocation Portfolio | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Academic Strategies Asset Allocation Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Academic Strategies Asset Allocation Portfolio | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Academic Strategies Asset Allocation Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Academic Strategies Asset Allocation Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
AST Academic Strategies Asset Allocation Portfolio | Unaffiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
AST Academic Strategies Asset Allocation Portfolio | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AST Academic Strategies Asset Allocation Portfolio | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Academic Strategies Asset Allocation Portfolio | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST Capital Growth Asset Allocation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST Capital Growth Asset Allocation Portfolio | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST Capital Growth Asset Allocation Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AST Capital Growth Asset Allocation Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST Capital Growth Asset Allocation Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AST Capital Growth Asset Allocation Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Capital Growth Asset Allocation Portfolio | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AST Capital Growth Asset Allocation Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Capital Growth Asset Allocation Portfolio | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Capital Growth Asset Allocation Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST Capital Growth Asset Allocation Portfolio | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
AST Capital Growth Asset Allocation Portfolio | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST Capital Growth Asset Allocation Portfolio | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AST Capital Growth Asset Allocation Portfolio | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Capital Growth Asset Allocation Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Capital Growth Asset Allocation Portfolio | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AST Capital Growth Asset Allocation Portfolio | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Capital Growth Asset Allocation Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Capital Growth Asset Allocation Portfolio | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Capital Growth Asset Allocation Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Capital Growth Asset Allocation Portfolio | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Capital Growth Asset Allocation Portfolio | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST Capital Growth Asset Allocation Portfolio | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST Capital Growth Asset Allocation Portfolio | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[1]
AST Capital Growth Asset Allocation Portfolio | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
AST Capital Growth Asset Allocation Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
AST Capital Growth Asset Allocation Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST Capital Growth Asset Allocation Portfolio | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
AST Capital Growth Asset Allocation Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST Capital Growth Asset Allocation Portfolio | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Capital Growth Asset Allocation Portfolio | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST Capital Growth Asset Allocation Portfolio | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST Capital Growth Asset Allocation Portfolio | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST Capital Growth Asset Allocation Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST Capital Growth Asset Allocation Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST Capital Growth Asset Allocation Portfolio | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AST Capital Growth Asset Allocation Portfolio | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST Capital Growth Asset Allocation Portfolio | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
AST Capital Growth Asset Allocation Portfolio | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST J.P. Morgan Aggressive Multi-Asset Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[1]
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST J.P. Morgan Aggressive Multi-Asset Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AST J.P. Morgan Conservative Multi-Asset Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST J.P. Morgan Conservative Multi-Asset Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AST J.P. Morgan Conservative Multi-Asset Portfolio | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST J.P. Morgan Conservative Multi-Asset Portfolio | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.20%
AST J.P. Morgan Conservative Multi-Asset Portfolio | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[1]
AST J.P. Morgan Conservative Multi-Asset Portfolio | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
AST J.P. Morgan Conservative Multi-Asset Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
AST J.P. Morgan Conservative Multi-Asset Portfolio | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
AST J.P. Morgan Conservative Multi-Asset Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AST J.P. Morgan Moderate Multi-Asset Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AST J.P. Morgan Moderate Multi-Asset Portfolio | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AST J.P. Morgan Moderate Multi-Asset Portfolio | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AST J.P. Morgan Moderate Multi-Asset Portfolio | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AST J.P. Morgan Moderate Multi-Asset Portfolio | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST J.P. Morgan Moderate Multi-Asset Portfolio | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
AST J.P. Morgan Moderate Multi-Asset Portfolio | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[1]
AST J.P. Morgan Moderate Multi-Asset Portfolio | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
AST J.P. Morgan Moderate Multi-Asset Portfolio | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
AST J.P. Morgan Moderate Multi-Asset Portfolio | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
AST J.P. Morgan Moderate Multi-Asset Portfolio | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AST J.P. Morgan Moderate Multi-Asset Portfolio | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AST J.P. Morgan Moderate Multi-Asset Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AST J.P. Morgan Fixed Income Central Portfolio
Holdings [Line Items]
Percent of Total Investments	100.00%
AST J.P. Morgan Fixed Income Central Portfolio | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
AST J.P. Morgan Fixed Income Central Portfolio | AA [Member]
Holdings [Line Items]
Percent of Total Investments	62.50%
AST J.P. Morgan Fixed Income Central Portfolio | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
AST J.P. Morgan Fixed Income Central Portfolio | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
AST J.P. Morgan Fixed Income Central Portfolio | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
AST J.P. Morgan Fixed Income Central Portfolio | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
AST PGIM Fixed Income Central Portfolio
Holdings [Line Items]
Percent of Total Investments	100.00%
AST PGIM Fixed Income Central Portfolio | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
AST PGIM Fixed Income Central Portfolio | AA [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%
AST PGIM Fixed Income Central Portfolio | A [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
AST PGIM Fixed Income Central Portfolio | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
AST PGIM Fixed Income Central Portfolio | BB [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
AST PGIM Fixed Income Central Portfolio | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
AST PGIM Fixed Income Central Portfolio | NR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
AST PGIM Fixed Income Central Portfolio | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
AST PGIM Fixed Income Central Portfolio | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
AST Target Maturity Central Portfolio
Holdings [Line Items]
Percent of Total Investments	100.00%
AST Target Maturity Central Portfolio | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
AST Target Maturity Central Portfolio | AA [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
AST Target Maturity Central Portfolio | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
AST Target Maturity Central Portfolio | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
AST Target Maturity Central Portfolio | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
AST Target Maturity Central Portfolio | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
AST Target Maturity Central Portfolio | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
AST Target Maturity Central Portfolio | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets
[2]	The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.
[3]	Less than 0.05%